                                             Corporate Bond Portfolio

      FIXED INCOME SECTOR PORTFOLIOS         Mortgage- and Asset-
      ------------------------------------   Backed Portfolio
      Semiannual report for the period
      ended September 30, 2002               High Income Portfolio





                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of the Fixed Income Sector Portfolios. This material must be preceded or accompanied by a current prospectus for the Fixed Income Sector Portfolios.

Distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Investment adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE


Dear Shareholder:

The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

The three major stock market indices--the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite Index(1)--posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

HISTORICAL PERSPECTIVE
While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid- 70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy--a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

THINK BEFORE YOU REACT
History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

OUR NEAR-TERM OUTLOOK
We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

QUESTIONS OR COMMENTS
Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

Thank you for being a part of the Nations Funds family.

Sincerely,

/s/ A. MAX WALKER                           /s/ ROBERT H. GORDON
A. Max Walker                               Robert H. Gordon
President and Chairman of the Board         President
Nations Funds                               Banc of America Advisors, LLC

September 30, 2002



1 The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

2 The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

Source for all statistical date--Banc of America Capital Management, LLC

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
  (000)                                                             (000)
--------------------------------------------------------------------------------

          CORPORATE BONDS AND NOTES - 24.5%
          AUTOMOTIVE - 3.8%
$  251    Ford Motor Company,
          7.450% 07/16/31##                                     $      204
   187    Ford Motor Credit Company,
          7.375% 02/01/11                                              176
                                                                       ---
                                                                       380
                                                                       ---
          BROADCASTING AND CABLE - 1.7%
   100    AOL Time Warner Inc.,
          6.150% 05/01/07                                               92
   100    AOL Time Warner Inc.,
          7.625% 04/15/31##                                             83
                                                                        --
                                                                       175
                                                                       ---
          COMMERCIAL BANKING - 6.1%
    16    BB&T Corporation,
          4.750% 10/01/12                                               16
    17    Golden West Financial Corporation,
          4.750% 10/01/12                                               17
    88    J.P. Morgan Chase  &  Company,
          7.250% 06/01/07##                                             99
    68    Mellon Funding Corporation,
          6.700% 03/01/08                                               77
   107    PNC Funding Corporation,
          7.000% 09/01/04                                              114
    65    Popular North America Inc., Series E,
          6.125% 10/15/06                                               70
    35    State Street Corporation,
          7.650% 06/15/10                                               42
    94    Wachovia Corporation,
          4.950% 11/01/06                                              100
    74    Washington Mutual, Inc.,
          7.500% 08/15/06                                               84
                                                                       ---
                                                                       619
                                                                       ---
          COMPUTERS AND OFFICE EQUIPMENT - 0.1%
    14    Pitney Bowes Inc.,
          4.625% 10/01/12                                               14
                                                                        --

          DEPARTMENT AND DISCOUNT STORES - 0.8%
    79    Wal-Mart Stores,
            Inc., 5.450% 08/01/06                                       87
                                                                        --

          ELECTRIC POWER - NON NUCLEAR - 0.2%
    20    Pepco Holdings Inc.,
          6.450% 08/15/12@                                              21
                                                                        --

          ELECTRIC POWER - NUCLEAR - 1.5%
    20    Duquesne Light Company, Series O,
          6.700% 04/15/12                                               22


                       See notes to financial statements.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
  (000)                                                             (000)
--------------------------------------------------------------------------------

          ELECTRIC POWER - NUCLEAR - (CONTINUED)
$   15    Energy East Corporation,
          6.750% 06/15/12                                                 17
   104    Exelon Generation Company LLC,
          6.950% 06/15/11                                                115
                                                                         ---
                                                                         154
                                                                         ---
          EXPLORATION AND PRODUCTION - 1.4%
   120    Anadarko Finance Company, Series B,
          7.500% 05/01/31##                                              142
                                                                         ---

          FINANCE - MISCELLANEOUS - 3.0%
    66    Caterpillar Finance Services Corporation,
          5.950% 05/01/06##                                               72
   229    General Electric Capital Corporation, Series A,
          4.625% 09/15/09                                                231
                                                                         ---
                                                                         303
                                                                         ---
          FOOD AND DRUG STORES - 0.9%
    82    Fred Meyer, Inc.,
          7.450% 03/01/08                                                 94
                                                                          --

          FOOD PRODUCTS - 0.3%
    28    Kraft Foods Inc.,
          5.250% 06/01/07                                                 30
                                                                          --

          HEALTH SERVICES - 0.4%
    36    Cardinal Health, Inc.,
          6.000% 01/15/06                                                 39
                                                                          --

          HOUSEHOLD PRODUCTS - 0.3%
    33    Proctor & Gamble Company,
          4.750% 06/15/07                                                 35
                                                                          --

          INTEGRATED OIL - 0.8%
    77    Conoco Funding Company,
          6.350% 10/15/11##                                               87
                                                                          --

          PUBLISHING AND ADVERTISING - 0.8%
    33    Gannett Company, Inc.,
          6.375% 04/01/12                                                 38
    44    News America Holdings,
          8.150% 10/17/36                                                 43
                                                                          --
                                                                          81
                                                                          --
          RAILROADS, TRUCKING AND SHIPPING - 1.0%
   101    FedEx Corporation,
          6.625% 02/12/04##                                              106
                                                                         ---

          TELECOMMUNICATIONS SERVICES - 1.4%
   139    Verizon Florida Inc.,
          6.125% 01/15/13                                                140
                                                                         ---

          TOTAL CORPORATE BONDS AND NOTES
             (Cost $2,511)                                             2,507
                                                                       -----

                       See notes to financial statements.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
  (000)                                                             (000)
--------------------------------------------------------------------------------

           FOREIGN BONDS AND NOTES - 3.1%

$    34    Hanson Overseas B.V.,
           6.750% 09/15/05                                            $  37
     91    Quebec (Province of),
           7.500% 09/15/29                                              118
     68    Republic of Korea,
           8.875% 04/15/08                                               85
     71    United Mexican States,
           8.375% 01/14/11                                               75
                                                                         --
           TOTAL FOREIGN BONDS AND NOTES
              (Cost $311)                                               315
                                                                        ---

           U.S. TREASURY OBLIGATIONS - 64.6%
           U.S. TREASURY NOTES - 64.0%
    915    7.250% 08/15/04                                            1,009
  1,250    5.750% 11/15/05                                            1,388
  1,665    3.250% 08/15/07                                            1,716
  1,475    4.375% 08/15/12                                            1,568
    355    6.250% 08/15/23                                              423
    400    5.375% 02/15/31                                              445
                                                                      -----
                                                                      6,549
                                                                      -----
           U.S. TREASURY STRIPS - 0.6%
    175    Principal only,
           5.200%*** 11/15/21                                            66
                                                                         --

           TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $6,452)                                           6,615
                                                                      -----
 SHARES
 (000)
-------

          INVESTMENT COMPANIES - 8.4%
          (Cost $861)
    861   Nations Cash Reserves, Capital Class Shares#                 861
                                                                       ---

          TOTAL INVESTMENTS
            (Cost $10,135*)                          100.6%         10,298
                                                                    ------

          TOTAL OTHER ASSETS AND LIABILITIES (NET)    (0.6)%           (58)
                                                                      ----

          NET ASSETS                                 100.0%      $  10,240
                                                                    ======

------------------------------------------

* Federal income tax information (see Note 8).

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts.


                       See notes to financial statements.

NATIONS FUNDS
HIGH INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------

           CORPORATE BONDS AND NOTES - 31.7%
           CHEMICALS - BASIC - 1.9%
$   200    Lyondell Chemical Company, Series B,
           9.875% 05/01/07                                          $       185
                                                                            ---

           CHEMICALS - SPECIALTY - 4.0%
    200    Solutia Inc.,
           6.500% 10/15/02                                                  200
    225    Solutia Inc.,
           11.250% 07/15/09@                                                207
                                                                            ---
                                                                            407
                                                                            ---
           COMMERCIAL SERVICES - 1.9%
    200    Allied Waste North America, Inc., Series B,
           10.000% 08/01/09                                                 186
                                                                            ---

           COMPUTER SERVICES - 1.2%
    125    Seagate Tech HDD Holding,
           8.000% 05/15/09@                                                 116
                                                                            ---

           DIVERSIFIED ELECTRONICS - 0.7%
     65    L-3 Communications Corporation,
           7.625% 06/15/12@                                                  67
                                                                             --

           FINANCE - MISCELLANEOUS - 3.0%
    300    Case Credit Corporation,
           6.125% 02/15/03                                                  296
                                                                            ---

           HOUSING AND FURNISHING - 2.0%
    200    Beazer Homes USA, Inc.,
           8.625% 05/15/11                                                  201
                                                                            ---

           METALS AND MINING - 2.1%
    200    Compass Minerals Group, Inc.,
           10.000% 08/15/11                                                 212
                                                                            ---

           PACKAGING AND CONTAINERS - 2.1%
    200    Riverwood International Corporation,
           10.625% 08/01/07                                                 206
                                                                            ---

           PAPER AND FOREST PRODUCTS - 7.1%
    200    Ainsworth Lumber Company Ltd.,
           12.500% 07/15/07                                                 206
    200    Appleton Papers Inc., Series B,
           12.500% 12/15/08                                                 205
    200    Louisiana-Pacific Corporation,
           8.500% 08/15/05                                                  201
    100    Louisiana-Pacific Corporation,
           10.875% 11/15/08@                                                104
                                                                            ---
                                                                            716
                                                                            ---

                       See notes to financial statements.

NATIONS FUNDS
HIGH INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------

            REAL ESTATE - 3.7%
$    200    Standard Pacific Corporation,
            9.250% 04/15/12                                            $    189
     200    Tech Olympic USA, Inc.
            10.375% 07/01/12@                                               183
                                                                            ---
                                                                            372
                                                                            ---
            SOFTWARE - 2.0%
     200    Veritas DGC Inc.,
            9.750% 10/15/03                                                 198
                                                                            ---

            TOTAL CORPORATE BONDS AND NOTES
               (Cost $3,224)                                              3,162
                                                                          -----

            FOREIGN BONDS AND NOTES - 2.0%
            (Cost $201)
     200    Methanex Corporation,                                           198
            7.750% 08/15/05                                                 ---

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 65.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.2%
   3,075    4.500% 08/15/04                                               3,213
                                                                          -----
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 32.9%
   3,225    4.625% 05/15/03                                               3,285
                                                                          -----
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $6,482)                                              6,498
                                                                          -----
 SHARES
  (000)
 ------

            INVESTMENT COMPANIES - 0.5%
            (Cost $49)
      49    Nations Cash Reserves, Capital Class Shares#                     49
                                                                             --

            TOTAL INVESTMENTS
               (Cost $9,956*)                            99.3%            9,907
                                                                          -----

            TOTAL OTHER ASSETS AND LIABILITIES (NET)      0.7%               74
                                                                             --

            NET ASSETS                                  100.0%      $     9,981
                                                                          =====

--------------------------------
* Federal income tax information (see Note 8).

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.


                       See notes to financial statements.

NATIONS FUNDS
MORTGAGE- AND ASSET-BACKED PORTFOLIO

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                VALUE
 AMOUNT                                                                  (000)
  (000)
--------------------------------------------------------------------------------

           MORTGAGE-BACKED SECURITIES - 94.0%
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
            (FNMA) CERTIFICATES - 73.9%
$   775    6.000% 03/01/17 (a)                                        $      805
  2,225    6.500% 03/01/32 (a)                                             2,304
    580    7.000% 03/01/32 (a)                                               606
                                                                             ---
                                                                           3,715
                                                                           -----
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            (GNMA) CERTIFICATES - 20.1%
    965    7.000% 11/01/32 (a)                                             1,013
                                                                           -----
           TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $4,709)                                                4,728
                                                                           -----

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
           FEDERAL HOME LOAN BANK (FHLB) - 29.8%
  1,500    Discount note 10/04/02##                                        1,500
                                                                           -----


           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 29.8%
  1,500    Discount note 10/01/02##                                        1,500
                                                                           -----


           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $3,000)                                                3,000
                                                                           -----

           U.S. TREASURY OBLIGATIONS - 1.3%
           U.S. TREASURY STRIPS - 1.3%
           Principal only,
     50    2.640%*** 05/15/07                                                 44
     50    5.220%*** 05/15/21                                                 19
                                                                              --

           TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $63)                                                      63
                                                                              --
 SHARES
  (000)
 ------

            INVESTMENT COMPANIES - 39.9%
            (Cost $2,008)
   2,008    Nations Cash Reserves, Capital Class Shares#, ##               2,008
                                                                           -----

            TOTAL INVESTMENTS
               (Cost $9,780*)                            194.8%            9,799
                                                                           -----

            TOTAL OTHER ASSETS AND LIABILITIES (NET)    (94.8)%          (4,768)
                                                                         -------

            NET ASSETS                                   100.0%         $  5,031
                                                                           =====


                       See notes to financial statements.

NATIONS FUNDS
MORTGAGE- AND ASSET-BACKED PORTFOLIO

SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2002 (UNAUDITED)

--------------------
* Federal income tax information (see Note 8).

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts and TBA.

(a) TBA - Securities purchased on a forward commitment basis.

                       See notes to financial statements.

NATIONS FUNDS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                               MORTGAGE- AND
                                                           CORPORATE BOND     HIGH INCOME      ASSET-BACKED
                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                          ----------------  ---------------  ---------------
(In thousands)
ASSETS:
Investments, at value (cost $10,135, $9,956 and
 $9,780, respectively)                                           $ 10,298          $ 9,907          $ 9,799
Cash                                                                    -                -                2
Receivable for investment securities sold                              55              305                -
Dividends receivable                                                    1                1                3
Receivable for variation margin                                         3                -                -
Interest receivable                                                    99              172               14
                                                          ----------------  ---------------  ---------------
      Total assets                                                 10,456           10,385            9,818
                                                          ================  ===============  ===============

LIABILITIES:
Payable for investment securities purchased                          (216)            (391)          (4,772)
Payable for variation margin                                            -                -               (1)
Accrued other liabilities                                               -              (13)             (14)
                                                          ----------------  ---------------  ---------------
      Total liabilities                                              (216)            (404)          (4,787)
                                                          ================  ===============  ===============

NET ASSETS                                                       $ 10,240          $ 9,981          $ 5,031
                                                          ================  ===============  ===============

NET ASSETS CONSIST OF:
Undistributed net investment income                                   $ 5              $ 5              $ 1
Accumulated net realized gain on investments
 sold and futures contracts                                            39                4                9
Net unrealized appreciation (depreciation)
 of investments and futures contracts                                 171              (49)              14
Paid-in capital                                                    10,025           10,021            5,007
                                                          ----------------  ---------------  ---------------
NET ASSETS                                                       $ 10,240          $ 9,981          $ 5,031
                                                          ================  ===============  ===============

Net asset value per unit of beneficial interest
 ($10,240,275/1,002,469 shares outstanding,
 $9,980,626/1,002,109 shares outstanding
 and $5,030,508/500,648, respectively)                            $ 10.22           $ 9.96           $ 10.05
                                                          ================  ===============  ================

                       See notes to financial statements.

NATIONS FUNDS

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                               MORTGAGE- AND
                                                           CORPORATE BOND     HIGH INCOME      ASSET-BACKED
                                                           PORTFOLIO (a)     PORTFOLIO (a)     PORTFOLIO (a)
                                                          ----------------  ---------------  ---------------
(In thousands)
Investment income:
Interest                                                       $ 28             $ 25                 $ 5
Dividend income from affiliated funds                             2                1                   3
                                                          ----------------  ---------------  ---------------
        Total investment income                                  30               26                   8
                                                          ----------------  ---------------  ---------------

NET INVESTMENT INCOME                                            30               26                   8
                                                          ----------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain /(loss) from:
  Security transactions                                          39                4                   9
  Future contracts                                                -                -                   -
                                                          ----------------  ---------------  ---------------
Net realized gain/(loss) on investments                          39                4                   9
                                                          ----------------  ---------------  ---------------
Change in unrealized appreciation/(depreciation) of:
   Securities                                                    163             (49)                 19
   Futures contracts                                               8               -                  (5)
                                                          ----------------  ---------------  ---------------
Net change in unrealized appreciation/
  (depreciation) of investments                                  171             (49)                 14
                                                          ----------------  ---------------  ---------------

Net realized and unrealized gain/(loss) on investments           210             (45)                 23
                                                          ----------------  ---------------  ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $ 240           $ (19)               $ 31
                                                          ================  ===============  ===============

------------------------------------------------------------------------
(a) Portfolio commenced operations on August 30, 2002.


                       See notes to financial statements.

NATIONS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                                    MORTGAGE- AND
                                                                          CORPORATE BOND        HIGH INCOME         ASSET-BACKED
                                                                            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                        ------------------------------------------------------------
                                                                           PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                                                           9/30/02 (A)          9/30/02 (A)         9/30/02 (A )
                                                                           (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                                                        ------------------------------------------------------------
(In thousands)
Net investment income                                                          $ 30                   $ 26               $ 8
Net realized gain/(loss) on investments                                          39                      4                 9
Net change in unrealized appreciation/(depreciation) of investments             171                    (49)               14
                                                                        ------------------------------------------------------------
   Net increase/(decrease) in net assets resulting from operations              240                    (19)               31
Distributions to shareholders from net investment income                        (25)                   (21)               (7)
Net increase/(decrease) in net assets from Fund share transactions           10,025                 10,021             5,007
                                                                        ------------------------------------------------------------

Net increase/(decrease) in net assets                                        10,240                  9,981             5,031

NET ASSETS:
Beginning of period                                                              -                      -                 -
                                                                        ------------------------------------------------------------
End of period                                                              $ 10,240                $ 9,981           $ 5,031
                                                                        ============================================================

Undistributed net investment income at end of period                            $ 5                    $ 5               $ 1
                                                                        ============================================================

------------------------------------------------------------------------
(a) Portfolio commenced operations on August 30, 2002.

                       See notes to financial statements.

NATIONS FUNDS

SCHEDULES OF CAPITAL STOCK ACTIVITY


                                               CORPORATE BOND PORTFOLIO
                                         --------------------------------------
                                                     PERIOD ENDED
                                                  SEPTEMBER 30, 2002*
                                                     (UNAUDITED)
                                         --------------------------------------
                                                SHARES             DOLLARS
                                         --------------------------------------
(In thousands)
Sold                                               1,000            $ 10,000
Issued as reinvestment of dividends                    2                  25
Redeemed                                               -                   -
                                         --------------------------------------
Net increase/(decrease)                            1,002            $ 10,025
                                         ======================================

----------------------------------------------------------------------------
*Corporate Bond Portfolio commenced operations on August 30, 2002.


                                                HIGH INCOME PORTFOLIO
                                         --------------------------------------
                                                    PERIOD ENDED
                                                 SEPTEMBER 30, 2002*
                                                    (UNAUDITED)
                                         --------------------------------------
                                              SHARES               DOLLARS
                                         --------------------------------------
(In thousands)
Sold                                             1,000              $ 10,000
Issued as reinvestment of dividends                  2                    21
Redeemed                                             -                     -
                                         --------------------------------------
Net increase/(decrease)                          1,002              $ 10,021
                                         ======================================

----------------------------------------------------------------------------
*High Income Portfolio commenced operations on August 30, 2002.



                                          MORTGAGE- AND ASSET-BACKED PORTFOLIO
                                         --------------------------------------
                                                     PERIOD ENDED
                                                  SEPTEMBER 30, 2002*
                                                     (UNAUDITED)
                                         --------------------------------------
                                             SHARES                DOLLARS
                                         --------------------------------------
(In thousands)
Sold                                             500                 $ 5,000
Issued as reinvestment of dividends                1                       7
Redeemed                                           -                       -
                                         --------------------------------------
Net increase/(decrease)                          501                 $ 5,007
                                         ======================================

----------------------------------------------------------------------------
*Mortage- and Asset-Backed Portfolio commenced operations on August 30, 2002.

                       See notes to financial statements.

NATIONS FUNDS

CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 PERIOD
                                                                  ENDED
                                                                9/30/2002
                                                              (UNAUDITED)*#
                                                            ------------------

Net asset value, beginning of period                                  $ 10.00
                                                            ------------------
Investment income from operations
Net investment income                                                    0.03
Net realized and unrealized gain/(loss) on investments                   0.22
                                                            ------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                  0.25

Dividends from net investment income                                    (0.03)
                                                            ------------------

Net asset value, end of period                                        $ 10.22
                                                            ==================

Total return ++                                                         2.45%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                      $ 10,240
Ratio of net investment income to average net assets                    3.49%+
Portfolio turnover rate                                                   76%

-------------------------------------------------------------------------------
*  Corporate Bond Portfolio commenced operations on August 30, 2002.
+  Annualized.
++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
# Per share net investment income has been calculated using the monthly average shares method.


                       See notes to financial statements.

NATIONS FUNDS

HIGH INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  PERIOD
                                                                   ENDED
                                                                 9/30/2002
                                                               (UNAUDITED)*#
                                                           ------------------

Net asset value, beginning of period                                 $ 10.00
                                                           ------------------
Investment income from operations
Net investment income                                                   0.03
Net realized and unrealized gain/(loss) on investments                 (0.05)
                                                           ------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                (0.02)

Dividends from net investment income                                   (0.02)
                                                           ------------------

Net asset value, end of period                                        $ 9.96
                                                           ==================

Total return ++                                                        (0.19)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                      $ 9,981
Ratio of net investment income to average net assets                   0.31% +
Portfolio turnover rate                                                  43%

-------------------------------------------------------------------------------
*  High Income Portfolio commenced operations on August 30, 2002.
+  Annualized.
++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
# Per share net investment income has been calculated using the monthly average shares method.

                       See notes to financial statements.

NATIONS FUNDS

MORTGAGE- AND ASSET-BACKED PORTFOLIO

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 PERIOD
                                                                  ENDED
                                                                9/30/2002
                                                              (UNAUDITED)*#
                                                           --------------------


Net asset value, beginning of period                                   $ 10.00
                                                           --------------------
Investment income from operations
Net investment income                                                     0.02
Net realized and unrealized gain/(loss) on investments                    0.04
                                                           --------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   0.06

Dividends from net investment income                                     (0.01)
                                                           --------------------

Net asset value, end of period                                         $ 10.05
                                                           ====================

Total return ++                                                          0.63%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                        $ 5,031
Ratio of net investment income to average net assets                    1.82% +
Portfolio turnover rate                                                  234%

-------------------------------------------------------------------------------
* Mortgage-and Asset-Backed Portfolio commenced operations on August 30, 2002. + Annualized.
++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
# Per share net investment income has been calculated using the monthly average shares method.

                       See notes to financial statements.

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain to the following U.S. government and corporate bond portfolios of Funds Trust: Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and High Income Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

NATIONS FUNDS

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

NATIONS FUNDS

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income monthly. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Portfolios. BA Advisors does not receive any fee for its investment advisory services and has agreed to bear all fees and expenses of the Portfolios, except taxes, brokerage fees and commissions costs, including interest expenses, of borrowing money, extraordinary expenses, and any applicable rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America. BACAP does not receive any fee for its sub-advisory services.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreements, BA Advisors does not receive any fee for its services. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to agreements with BA Advisors.

The Portfolios do not incur any fees or expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor and should review the

NATIONS FUNDS
wrap program disclosure document that is provided for a discussion of fees and expenses charged.

BNY serves as the custodian of the Funds Trust's assets.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares.

Stephens also serves as distributor of the Portfolios' shares.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

The Portfolios have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:


                                       PURCHASES          SALES
                                         (000)            (000)
                                         -----            -----
Corporate Bond......................    $2,803             $ 87
High Income.........................     3,082              155
Mortgage-and Asset-Backed...........        -                -

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2002 were as follows:

                                       PURCHASES           SALES
                                         (000)             (000)
                                       ---------          ------
Corporate Bond......................     $10,973          $4,445
High Income.........................       4,168             964
Mortgage-and Asset-Backed...........      11,513           6,748

NATIONS FUNDS

4.  FUTURES CONTRACTS

At September 30, 2002, the following Portfolios had futures contracts open:

                                                                                                   UNREALIZED
                                                            VALUE OF CONTRACT  MARKET VALUE OF    APPRECIATION/
                                                NUMBER OF      WHEN OPENED        CONTRACTS      (DEPRECIATION)
                 DESCRIPTION                    CONTRACTS         (000)             (000)             (000)
                 -----------                    ---------         -----             -----             -----
CORPORATE BOND PORTFOLIO:
Abbey National plc Universal Stock
  Share Futures (long position)
  expiring December 2002 (a)...................   1,000           $335              $343               $8
                                                                                                       ==

MORTGAGE- AND ASSET-BACKED PORTFOLIO:
Abbey National plc Universal Stock
  Share Futures (long position)
  expiring December 2002 (a)...................   1,000            114               114                -
Abbey National plc Universal Stock Share
  Futures (short position)
  expiring December 2002 (a)...................  (1,000)          (112)             (114)              (2)
U.S. 20 year Treasury Bond Futures
  (short position)
  expiring December 2002 (a)...................  (1,000)          (114)             (114)               -
U.S. 10 year Treasury Notes Futures
  (short position)
  expiring December 2002 (a)...................  (1,000)          (113)             (116)              (3)
                                                                                                       ---

 Total net unrealized depreciation.............                                                       $(5)
                                                                                                      ====

-----------
(a) Securities have been segregated as collateral for the Portfolio's open futures contracts.

5. SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. See Schedules of capital stock activity.

6. LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed

NATIONS FUNDS
pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the period ended September 30, 2002, there were no borrowings by the Portfolios.

7. SECURITIES LENDING

Under an agreement with BNY, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the Corporate Bond and Mortgage- and Asset-Backed Portfolios had no securities on loan.

8. INCOME TAXES

At September 30, 2002, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments for each Portfolio were as follows:


                                                                                               NET TAX
                                                                              NET TAX        UNREALIZED
                                COST OF                                     UNREALIZED      APPRECIATION/
                              INVESTMENTS     GROSS TAX      GROSS TAX     APPRECIATION/    (DEPRECIATION)
                                FOR TAX      UNREALIZED      UNREALIZED   (DEPRECIATION)    ON DERIVATIVE
                               PURPOSES     APPRECIATION    DEPRECIATION  ON INVESTMENTS     SECURITIES
        PORTFOLIO               (000)          (000)          (000)            (000)            (000)
--------------------------- -------------- -------------- --------------- ----------------- ---------------
Corporate Bond                  $10,135         $190           $(27)             $163             $ 8
High Income                       9,956           21            (70)              (49)              -
Mortgage- and Asset Backed        9,780           19              -*               19              (5)


---------------------
* Amount represents less that $500.

NATIONS FUNDS

9. SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Portfolio approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Portfolios. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Portfolios) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Portfolios. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

FISPSAR
(9/02)